ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017

Accrued payroll and bonus	$752	$841
Other taxes payable	135	400
Accrued professional fees	1,088	809
Social insurance withholding	149	165
Payable for acquisition of noncontrolling interest*	338	-
Dividend payable	4	31
Others	91	101

	$2,557	$2,347

*
In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Shibo Qihang held by Beijing Quanda Technology Center (“Quanda”) for a cash consideration of $626, among which $338 remained payable as of December 31, 2016 (see Note 20(d)). The payable was paid in February 2017.